Subsequent Events (Details) - USD ($)						1 Months Ended
	Jun. 04, 2021	Jun. 02, 2021	Feb. 12, 2021	Feb. 03, 2021	Jan. 28, 2021	Feb. 18, 2021	Feb. 01, 2021	Dec. 29, 2020
Subsequent Events (Details) [Line Items]
Purchase price (in Dollars)								$ 15,239,653
Escrow account held by constellation, description							The Company is required to provide $2,000,000 to an escrow account held by Constellation, representing adequate assurance of future performance. Constellation will invoice the Company in 60 monthly installments beginning in April 2021 for $103,095.
Number of shares issued								10,813,774
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock liquidation preference (in Dollars)	$ 15,000,000
Number of warrants exercise	2,450,980
Warrants term	3 years
Number of common stock exercisable by each warrant	1
Exercise price per share (in Dollars per share)	$ 6.90
Stock description					the Company executed a binding term sheet with IRG, LLC pursuant to which the Company agreed to issue and sell to IRG in a private placement for a purchase price of $15,000,000 (i) shares of a new series of preferred stock, which are convertible into shares of the Company’s Common Stock (the “New Private Placement Preferred Stock”), having an aggregate liquidation preference of $15,000,000, and (ii) a number of warrants, convertible into shares of the Company’s Common Stock at an exercise price of $6.90 per share (the “New Private Placement Warrants”), equal to 50% of the liquidation preference of the preferred stock to be sold divided by the closing price of the Common Stock on a specified date (the “New Private Placement”). The New Private Placement is expected to close in the first quarter of 2021. If the Company consummates the New Private Placement, the Company intends to deposit the net proceeds as necessary into the Proceeds Account (as defined herein), and use the net proceeds for general corporate purposes.
Number of shares issued			12,244,897
Share price (in Dollars per share)			$ 2.45
Additional stock						1,836,734
Price per share (in Dollars per share)						$ 2.45
Percentage of outstanding common stock						5.00%
Estimated offering expenses (in Dollars)						$ 34.5
PFHOF [Member]
Subsequent Events (Details) [Line Items]
Purchase of real property (in Dollars)				$ 1.75
2020 Omnibus Incentive Plan [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of shares of common stock increased		4,000,000
Maximum shares issued under amended plan		5,812,727
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase price (in Dollars)	$ 15,000,000
Series B Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of convertible preferred stock	15,000
Preferred stock dividend rate	7.00%
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of shares issued	200
Series D Warrants [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of shares issued	32,680